Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Total Loss Before Income Taxes

The following table summarizes our total loss before income taxes (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Domestic income (loss) before income taxes	$114,380	$(446,738)	$(565,768)
Foreign income (loss) before income taxes	(885,042)	(87,409)	76,381

Total loss before income taxes	$(770,662)	$(534,147)	$(489,387)

Provision for (Benefit From) Income Taxes

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Current income tax provision (benefit)
Domestic	$1,206	$(5,097)	$1,162
Foreign	47,111	23,942	23,011

Total	48,317	18,845	24,173

Deferred income tax provision (benefit):
Foreign	(36,918)	(45,223)	(79,566)

Total	(36,918)	(45,223)	(79,566)

Total income tax provision (benefit):	$11,399	$(26,378)	$(55,393)

Income Tax Provision (Benefit)

The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 28.80% for the reasons set forth in the following table (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011

Expected tax benefit at Luxembourg statutory income tax rate	$(220,332)	$(152,239)	$(140,944)
Foreign income tax differential	252,996	(166)	27,626
Nontaxable interest income	(41,368)	(45,482)	(102,758)
U.S. extraterritorial income exclusion tax benefit	(4,149)	(1,194)	(208)
U.S. extraterritorial income exclusion tax benefit - prior period adjustment	—	7,048	—
Change in tax rate	8,864	(7,948)	716
Medicare Part D subsidy	—	2,891	—
Nondeductible stock compensation expense	1,316	—	—
Changes in unrecognized tax benefits	11,434	(17,345)	(5,087)
Basis difference in WildBlue	(29,066)	—	—
Fair market value basis adjustment on Luxembourg assets and liabilities	(687,529)	(106,477)	—
Changes in valuation allowance	719,801	297,365	173,564
Tax effect of 2011 Intercompany Sale	—	—	(6,272)
Other	(568)	(2,831)	(2,030)

Total income tax provision	$11,399	$(26,378)	$(55,393)

Net Deferred Tax Balances

The following table details the composition of the net deferred tax balances as of December 31, 2010 and 2011 (in thousands).

	As of December 31, 2010	As of December 31, 2011

Current deferred taxes, net	$24,090	$26,058
Long-term deferred taxes, net	(484,076)	(265,181)
Other long-term assets	64,491	7,407

Net deferred taxes	$(395,495)	$(231,716)

Components of Net Deferred Tax Liability

The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2010	As of December 31, 2011
Deferred tax assets:
Accruals and advances	$9,416	$37,592
Amortizable intangible assets	558,276	447,839
Non-amortizable intangible assets	85,219	85,219
Performance incentives	39,072	35,984
Sales-type leases	16,364	—
Customer deposits	58,533	56,605
Debt issuance costs	4,021	—
Bad debt reserve	7,146	1,668
Accrued retirement benefits	100,541	116,130
Interest rate swap	27,573	14,999
Satellites and other property and equipment	77,690	125,422
Disallowed Interest Expense	—	27,653
Net operating loss carryforward	337,727	626,507
Capital loss carryforward	19,741	22,680
Alternative minimum tax credit carryforward	16,345	16,345
Other	13,962	22,857

Total deferred tax assets	1,371,626	1,637,500

Deferred tax liabilities:
Satellites and other property and equipment	(275,282)	(79,706)
Amortizable intangible assets	(160,798)	(35,612)
Non-amortizable intangible assets	(241,233)	(268,087)
Debt obligations	(28,423)	—
Tax Basis Differences in Investments and Affiliates	—	(273,281)
Other	(10,653)	(8,008)

Total deferred tax liabilities	(716,389)	(664,694)

Valuation allowance	(1,050,732)	(1,204,522)

Total net deferred tax liabilities	$(395,495)	$(231,716)

Summary of Activity Related Unrecognized Tax Benefits

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2010	2011
Balance at January 1	$86,921	$71,981
Increases related to current year tax positions	5,283	3,665
Increases related to prior year tax positions	6,264	5,064
Decreases related to prior year tax positions	(20,686)	(14,259)
Expiration of statute of limitations for the assessment of taxes	(5,801)	(1,684)

Balance at December 31	$71,981	$64,767